CONSOLIDATED STATEMENTS OF OPERATION AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 335,250	$ 341,945	$ 211,920
Cost of Revenues (Exclusive of depreciation and amortization shown separately below)	60,745	71,651	59,807
Research and development expenses	33,659	18,422	13,260
Selling and marketing expenses	89,953	74,611	68,765
General and administrative expenses	68,005	63,499	29,678
Depreciation and amortization	42,700	40,259	45,187
Other expenses (income), net	(4,564)	(959)	1,248
Total operating costs	229,753	195,832	158,138
Operating Profit (Loss)	44,752	74,462	(6,025)
Financing income	(2,284)	(483)	(445)
Financing expenses	4,611	2,670	1,862
Financing expenses, net	2,327	2,187	1,417
Profit (Loss) before taxes on income	42,425	72,275	(7,442)
Tax benefit (expenses)	(19,688)	948	9,581
Profit for the year	22,737	73,223	2,139
Other comprehensive income (loss) items:
Foreign currency translation differences for foreign operations	(6,499)	(2,632)	2,836
Total other comprehensive income (loss) for the year	(6,499)	(2,632)	2,836
Total comprehensive income for the year	$ 16,238	$ 70,591	$ 4,975
Earnings per share
Basic earnings per share (in USD)	$ 0.15	$ 0.51	$ 0.02
Diluted earnings per share (in USD)	$ 0.15	$ 0.48	$ 0.02